Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Common Stock Warrant Liabilities
As of March 31, 2026, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031
Total outstanding	25,376

As of December 31, 2025, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031
Total outstanding	25,376